Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0001554625
Registrant Name	Priority Income Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES